Revenue and Geography Information (Details) - Schedule of company’s sales breakdown based on location - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 275,508	¥ 246,899	¥ 193,088
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	70,314	112,400	83,124
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	18,949	30,030	51,885
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,529	6,157	17,873
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	25,905	19,536	18,003
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	28,154	17,277	19,904
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	12,372
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	118,285	45,743
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		¥ 15,756	¥ 2,299